Net debt - Offsetting in the balance sheet (Details) - GBP (£) £ in Millions		Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Financial assets
Gross amount		£ 2,490	£ 3,033
Net amounts presented in the balance sheet		2,490	3,033
Amount subject to master netting arrangement		(756)	(1,312)
Net amount		1,734	1,721
Financial liabilities
Gross amount		(5,646)	(6,380)
Net amounts presented in the balance sheet		(5,646)	(6,380)
Amount subject to master netting arrangement		756	1,312
Net amount		(4,890)	(5,068)
Trade and other receivables		925	920
Trade and other payables		(1,215)	(1,256)
Bank and other short-term borrowings	[1]	(1,134)	(1,345)
Lease liabilities		(445)	(460)		£ (217)
Trade and other payables
Financial liabilities
Gross amount		(866)	(909)
Net amounts presented in the balance sheet		(866)	(909)
Net amount		(866)	(909)
Borrowings
Financial liabilities
Gross amount		(4,287)	(4,919)
Net amounts presented in the balance sheet		(4,287)	(4,919)
Amount subject to master netting arrangement		730	1,291
Net amount		(3,557)	(3,628)
Lease liabilities
Financial liabilities
Gross amount		(445)	(460)
Net amounts presented in the balance sheet		(445)	(460)
Net amount		(445)	(460)
Derivative financial instruments
Financial liabilities
Gross amount		(48)	(92)
Net amounts presented in the balance sheet		(48)	(92)
Amount subject to master netting arrangement		26	21
Net amount		(22)	(71)
Cash and cash equivalents
Financial assets
Gross amount		1,562	2,170
Net amounts presented in the balance sheet		1,562	2,170
Amount subject to master netting arrangement		(730)	(1,291)
Net amount		832	879
Trade and other receivables
Financial assets
Gross amount		857	841
Net amounts presented in the balance sheet		857	841
Net amount		857	841
Other financial assets
Financial assets
Gross amount		1	1
Net amounts presented in the balance sheet		1	1
Net amount		1	1
Derivative financial instruments
Financial assets
Gross amount		70	21
Net amounts presented in the balance sheet		70	21
Amount subject to master netting arrangement		(26)	(21)
Net amount		£ 44
Measurement period adjustments
Financial liabilities
Trade and other receivables			(2)
Trade and other payables			(13)
Bank and other short-term borrowings			9
Lease liabilities			£ 7	£ 8

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).